Condensed Consolidated Statements of Cash Flows (Unaudited) (10-Q) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flow from operating activities:
Net loss	$ (11,484,000)	$ (10,582,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,975,000	3,623,000
Provision for doubtful accounts receivable	49,000	313,000
Stock and share-based compensation	524,000	879,000
Change in fair value of derivative warrant and conversion liabilities	1,918,000	(4,008,000)
Loss on extinguishment	526,000	4,941,000
Financing expense	564,000	2,184,000
Impairment of property	300,000	1,069,000
Deferred tax benefit	(1,717,000)	(1,105,000)
Other	525,000	189,000
Changes in operating assets and liabilities:
Accounts receivable	(253,000)	(737,000)
Inventories	463,000	(159,000)
Accounts payable and accrued expenses	2,595,000	1,147,000
Pre-petition liabilities	0	(1,615,000)
Other	493,000	(39,000)
Net cash used in operating activities	(2,522,000)	(3,900,000)
Cash flows from investing activities:
Purchases of property	(2,301,000)	(5,824,000)
Proceeds from sales of property	847,000	276,000
Payment for license	(1,200,000)	0
Receipts on notes receivable	0	700,000
Restricted cash	0	200,000
Other	0	(24,000)
Net cash used in investing activities	(2,654,000)	(4,672,000)
Cash flows from financing activities:
Payments of debt	(12,288,000)	(9,010,000)
Proceeds from issuance of debt, net of issuance costs	15,163,000	11,607,000
Proceeds from issuance of convertible debt and related warrants	537,000	3,563,000
Proceeds from sale of membership interest in Nutra SA	300,000	0
Proceeds from sale of membership interest in RBT PRO	1,200,000	0
Net cash provided by financing activities	4,912,000	6,160,000
Effect of exchange rate changes on cash and cash equivalents	(75,000)	(67,000)
Net change in cash and cash equivalents	(339,000)	(2,479,000)
Cash and cash equivalents, beginning of period	1,040,000	3,329,000
Cash and cash equivalents, end of period	701,000	850,000
Supplemental disclosures:
Cash paid for interest	1,785,000	1,162,000
Cash paid for income taxes	$ 0	$ 0